UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21940

                              EIP INVESTMENT TRUST
      ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         c/o Energy Income Partners, LLC
                               49 Riverside Avenue
                               WESTPORT, CT 06880
      ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Linda Longville
                         c/o Energy Income Partners, LLC
                               49 Riverside Avenue
                               WESTPORT, CT 06880
      ------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 203-349-8232

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

EIP GROWTH AND INCOME FUND                                        MARCH 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


                                                               MARKET
  PAR VALUE                                                     VALUE
 ----------                                                   --------

CORPORATE NOTES AND BONDS (A) - 82.01%+

               BANKS - NATIONAL COMMERCIAL - 14.81%+
$ 5,000,000    Citigroup, Inc.
                 Unsecured Notes
                 5.400%, 01/30/09 (b)                  $    5,002,640
  4,000,000    Citigroup, Inc.
                 3.500%, 02/01/08                           3,946,080
  3,000,000    Fortis Bank SA/NVNY
                 5.265%, 04/28/08 (b)                       3,003,804
  4,000,000    HSBC Bank (USA) NA NY
                 Senior Notes
                 5.480%, 06/10/09 (b)                       4,012,816
  6,000,000    JPMorgan Chase & Co.
                 Senior Notes
                 5.250%, 05/30/07                           5,998,224
  2,400,000    Wells Fargo & Co.
                 Senior Unsecured Notes
                 5.410%, 03/23/10 (b)                       2,401,997
                                                       --------------
                                                           24,365,561
                                                       --------------
               BANKS - STATE COMMERCIAL - 8.06%+
  4,000,000    American Express Centurion Bank
                 Bank Note
                 5.330%, 03/10/08 (b)                       4,001,964
  3,000,000    Fifth Third Bank
                 Bank Note
                 5.380%, 04/27/09 (b)                       3,001,551
  1,250,000    National City Bank
                 Bank Note
                 5.405%, 04/18/08 (b)                       1,251,744
  5,000,000    National City Bank
                 Bank Note
                 5.336%, 03/25/08 (b)                       5,005,180
                                                       --------------
                                                           13,260,439
                                                       --------------
               CREDIT - MISCELLANEOUS BUSINESS - 10.15%+
  5,000,000    General Electric Capital Corp., MTN
                 5.560%, 01/08/16 (b)                       5,013,050
 10,000,000    General Electric Capital Corp., MTN
                 5.740%, 05/05/26 (b)                       9,999,860
  1,700,000    General Electric Capital Corp.,
                 Series A, MTN
                 3.450%, 07/16/07                           1,691,390
                                                       --------------
                                                           16,704,300
                                                       --------------
               CREDIT - PERSONAL - 7.29%+
  4,000,000    American Express Credit, Series B,
                 MTN
                 Senior Notes
                 5.470%, 10/04/10 (b)                       4,006,284
  3,000,000    HSBC Finance Corp.
                 Senior Notes
                 5.610%, 01/15/14 (b)                       2,994,609
  5,000,000    SLM Corp., MTN
                 5.520%, 07/26/10 (b)                       4,999,500
                                                       --------------
                                                           12,000,393
                                                       --------------
               DEPARTMENT STORES - 3.64%+
  1,000,000    Wal-Mart Stores, Inc.
                 Senior Unsecured Notes
                 4.375%, 07/12/07                             997,834
  5,000,000    Wal-Mart Stores, Inc.
                 5.502%, 07/15/07 (c)                       4,995,340
                                                       --------------
                                                            5,993,174
                                                       --------------

                                                               MARKET
  PAR VALUE                                                     VALUE
 ----------                                                   --------

CORPORATE NOTES AND BONDS (CONTINUED)

               INSURANCE - FIRE AND MARINE - 6.85%+
$ 1,000,000    Allstate Life Global Funding
                 Trust, MTN
                 5.350%, 06/30/08 (b)                  $    1,000,706
  5,000,000    American International Group, Inc.
                 Senior Notes
                 5.350%, 06/23/08 (b) (c)                   5,000,440
  4,000,000    Bank of America Corp.
                 Senior Unsecured  Notes
                 5.460%, 08/02/10 (b)                       4,010,028
  1,250,000    MassMutual Global Funding II
                 5.450%, 08/26/11 (b) (c)                   1,251,539
                                                       --------------
                                                           11,262,713
                                                       --------------
               INSURANCE - LIFE - 5.75%+
  4,000,000    Jackson National Life Fund
                 5.530%, 04/01/09 (b) (c)                   4,010,456
  1,450,000    Nationwide Life Global Funding I
                 2.750%, 05/15/07 (c)                       1,445,795
  4,000,000    Nationwide Life Global Funding, MTN
                 5.430%, 09/23/08 (b) (c)                   4,006,192
                                                       --------------
                                                            9,462,443
                                                       --------------
               INSURANCE - SURETY - 1.82%+
  3,000,000    MBIA Global  Funding, LLC, MTN
                 5.358%, 12/05/08 (b) (c)                   3,000,672
                                                       --------------
               LUMBER AND OTHER MATERIALS - 3.20%+
  5,250,000    Home Depot, Inc. (The)
                 Senior Unsecured Notes
                 5.475%, 12/16/09 (b)                       5,259,749
                                                       --------------
               PETROLEUM REFINING - 2.03%+
  3,330,000    Amoco Co.
                 6.500%, 08/01/07                           3,340,346
                                                       --------------
               SECURITIES BROKER/DEALER - 15.25%+
  2,000,000    Credit Suisse (USA), Inc.
                 5.750%, 04/15/07                           2,000,140
  2,000,000    Credit Suisse (USA), Inc.
                 Senior Notes, Series 1
                 5.410%, 06/05/09 (b)                       2,003,474
  3,000,000    Credit Suisse (USA), Inc.
                 5.560%, 08/15/10 (b)                       3,015,441
  5,000,000    Goldman Sachs Group, Inc.
                 5.860%, 01/12/15 (b)                       5,041,355
  5,000,000    Merrill Lynch & Co., Inc., MTN
                 5.560%, 07/25/11 (b)                       5,013,370
  3,000,000    Morgan Stanley
                 5.610%, 01/18/11 (b)                       3,010,968
  1,000,000    Morgan Stanley
                 Senior Unsecured Notes
                 5.610%, 01/09/12 (b)                       1,001,111
  4,000,000    Morgan Stanley MTN
                 Senior Unsecured Notes
                 5.810%, 10/18/16 (b)                       4,015,228
                                                       --------------
                                                           25,101,087
                                                       --------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 1

EIP GROWTH AND INCOME FUND                                        MARCH 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------


                                                               MARKET
  PAR VALUE                                                     VALUE
 ----------                                                   --------

CORPORATE NOTES AND BONDS (CONTINUED)

               TOILETRIES - 3.16%+
$ 1,000,000    Gillette Co.
                 Senior Notes
                 4.125%, 08/30/07                      $      995,242
  4,200,000    Procter & Gamble Co.
                 Senior Notes
                 4.750%, 06/15/07                           4,196,392
                                                       --------------
                                                            5,191,634
                                                       --------------

               TOTAL CORPORATE NOTES AND BONDS
                (Cost $134,895,294)                       134,942,511
                                                       --------------

    SHARES
 ----------

MASTER LIMITED PARTNERSHIPS - 44.62%+

               CONSUMER CYCLICALS - 1.11%+
     46,000    Global Partners, LP                          1,649,560
      3,935    Inergy Holdings, LP                            179,121
                                                       --------------
                                                            1,828,681
                                                       --------------
               ENERGY - 42.44%+
    278,700    Buckeye GP Holdings, LP                      5,796,960
     25,000    Buckeye Partners, LP                         1,243,500
     56,000    Crosstex Energy, LP                          2,016,560
     33,000    DCP Midstream Partners, LP                   1,290,300
      5,000    Duncan Energy Partners, LP (d)                 129,250
     50,000    Eagle Rock Energy Partners, Ltd.             1,018,000
     40,000    Energy Transfer Equity, LP                   1,468,000
    150,000    Energy Transfer Partners, LP                 8,739,000
    120,500    Enterprise GP Holdings, LP                   4,771,800
     38,000    Enterprise Products Partners, LP             1,208,400
     35,000    Hiland Holdings GP, LP                       1,081,150
      6,000    Hiland Partners, LP                            346,500
     32,500    Holly Energy Partners, LP                    1,514,825
    314,300    Magellan Midstream Holdings, LP              8,291,234
    110,000    Magellan Midstream Partners, LP              5,148,000
     17,000    Natural Resource Partners, LP                1,142,400
     69,400    ONEOK Partners, LP                           4,684,500
     30,000    Penn Virginia GP Holdings, LP (d)              747,000
     65,000    Plains All American Pipeline, LP             3,744,650
     49,715    Sunoco Logistics Partners, LP                2,945,117
      7,500    Targa Resources Partners, LP (d)               217,575
     35,000    TC Pipelines, LP                             1,276,800
     26,667    Universal Compression Partners, LP             824,010
    331,400    Valero GP Holdings, LLC                      9,196,350
     21,000    Williams Partners, LP                        1,002,330
                                                       --------------
                                                           69,844,211
                                                       --------------
               INDUSTRIAL - 1.07%+
     47,000    Teekay LNG Partners, LP                      1,753,570
                                                       --------------

               TOTAL MASTER LIMITED PARTNERSHIPS
                (Cost $60,813,780)                         73,426,462
                                                       --------------

COMMON STOCKS - 20.91%+

               CONSUMER CYCLICALS - 0.05%+
      3,000    Teekay Offshore Partners, LP                    87,000
                                                       --------------

                                                               MARKET
    SHARES                                                      VALUE
 ----------                                                   --------

COMMON STOCKS (CONTINUED)

               CONSUMER NON-CYCLICALS - 0.60%+
     25,000    Macquarie Infrastucture Co. Trust       $      982,500
                                                       --------------
               ENERGY - 17.92%+
      4,000    Crosstex Energy, Inc.                          115,000
     44,790    Enbridge Energy Management, LLC (d)          2,419,136
     67,500    Enbridge, Inc.                               2,203,875
    247,698    Kinder Morgan Management, LLC (d)           12,692,023
     40,000    Kinder Morgan, Inc.                          4,258,000
    145,000    ONEOK, Inc.                                  6,525,000
     26,900    Precision Drilling Trust                       614,665
     25,000    Spectra Energy, Corp.                          656,750
                                                       --------------
                                                           29,484,449
                                                       --------------
               FINANCE - 1.28%+
     25,000    Kayne Anderson Energy Development
                 Co. (e)                                      622,750
     74,353    NGP Capital Resources Co. (e)                1,175,521
     13,520    Tortoise North American Energy
                 Corp. (e)                                    319,342
                                                       --------------
                                                            2,117,613
                                                       --------------
               INDUSTRIAL - 0.36%+
     40,000    Double Hull Tankers, Inc.                      591,200
                                                       --------------
               UTILITIES - 0.70%+
     22,000    ITC Holdings Corp.                             952,380
      7,500    UGI Corp.                                      200,325
                                                       --------------
                                                            1,152,705
                                                       --------------

               TOTAL COMMON STOCKS
                (Cost $30,750,752)                         34,415,467
                                                       --------------

CANADIAN INCOME TRUSTS - 9.47%+

               CONSUMER CYCLICALS - 0.12%+
     20,000    Westshore Terminals Income Fund                207,882
                                                       --------------
               ENERGY - 3.99%+
    104,500    AltaGas Income Trust                         2,214,006
     62,500    CCS Income Trust                             1,984,625
    129,000    Peak Energy Services Trust                     467,059
     42,000    Pembina Pipeline Income Fund                   576,977
    131,000    Phoenix Technology Income Fund                 907,752
     52,800    Primary Energy Recycling Corp.,
               EIS                                            411,150
                                                       --------------
                                                            6,561,569
                                                       --------------
               INDUSTRIAL - 2.40%+
     72,000    Mullen Group Income Fund                     1,138,155
    125,400    Newalta Income Fund                          2,812,132
                                                       --------------
                                                            3,950,287
                                                       --------------
               UTILITIES - 2.96%+
     83,300    Energy Savings Income Fund                     930,767
    222,100    Keyera Facilities Income Fund                3,358,914
     55,000    Northland Power Income Fund                    582,633
                                                       --------------
                                                            4,872,314
                                                       --------------

               TOTAL CANADIAN INCOME TRUSTS
                (Cost $17,617,365)                         15,592,052
                                                       --------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 2

EIP GROWTH AND INCOME FUND                                        MARCH 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------


                                                               MARKET
   SHARES                                                       VALUE
 ----------                                                   --------

INVESTMENT COMPANY - 18.20%+

 29,943,765    PNC Bank Money Market                   $   29,943,765
                                                       --------------

               TOTAL INVESTMENT COMPANY
                (Cost $29,943,765)                         29,943,765
                                                       --------------

TOTAL INVESTMENTS - 175.21%+
  (Cost $274,020,956)                                     288,320,257
                                                       --------------

  PRINCIPAL
 ----------

REVERSE REPURCHASE AGREEMENTS - (77.57)%+

$  (957,500)   With Credit Suisse for Allstate
                 Corp., 5.49% dated 03/30/07, to
                 be repurchased at $957,938 on
                 04/02/07                                    (957,500)
 (3,040,000)   With Credit Suisse for American
                 Express Centurion Bank, 5.49%
                 dated 03/30/07, to be
                 repurchased at $3,041,391 on
                 04/02/07                                  (3,040,000)
 (1,900,000)   With Credit Suisse for American
                 Express Credit, 5.49% dated
                 03/30/07, to be repurchased at
                 $1,900,869 on 04/02/07                    (1,900,000)
 (1,900,000)   With Credit Suisse for American
                 Express Credit, 5.49% dated
                 03/30/07, to be repurchased at
                 $1,900,869 on 04/02/07                    (1,900,000)
 (4,750,000)   With Credit Suisse for American
                 International Group, Inc., 5.49% dated
                 03/30/07, to be repurchased at
                 $4,752,173 on 04/02/07                    (4,750,000)
 (3,800,000)   With Credit Suisse for Bank of
                 America Corp., 5.49% dated
                 03/30/07, to be repurchased at
                 $3,801,739 on 04/02/07                    (3,800,000)
 (3,275,888)   With Credit Suisse for BP Capital
                 Markets, 5.49% dated 03/30/07,
                 to be repurchased at $3,277,387
                 on 04/02/07                               (3,275,888)
 (3,680,000)   With Credit Suisse for Citigroup, Inc.,
                 5.49% dated 03/30/07, to be repurchased
                 at $3,681,684 on 04/02/07                 (3,680,000)
 (4,800,000)   With Credit Suisse for Citigroup, Inc.,
                 5.49% dated 03/30/07, to be repurchased
                 at $4,802,196 on 04/02/07                 (4,800,000)
 (1,900,000)   With Credit Suisse for Credit
                 Suisse (USA), Inc., 5.49% dated
                 03/30/07, to be repurchased at
                 $1,900,869 on 04/02/07                    (1,900,000)
 (1,902,500)   With Credit Suisse for Credit
                 Suisse (USA), Inc., 5.49% dated
                 03/30/07, to be repurchased at
                 $1,903,370 on 04/02/07                    (1,902,500)
 (2,850,000)   With Credit Suisse for Credit
                 Suisse (USA), Inc., 5.49% dated
                 03/30/07, to be repurchased at
                 $2,851,304 on 04/02/07                    (2,850,000)
 (2,850,000)   With Credit Suisse for Fifth Third  Bank,
                 5.49% dated 03/30/07, to be repurchased
                 at $2,851,304 on 04/02/07                 (2,850,000)
 (2,850,000)   With Credit Suisse for Fortis Bank  NY,
                 5.49% dated 03/30/07, to be repurchased
                 at $2,851,304 on 04/02/07                 (2,850,000)
 (1,575,000)   With Credit Suisse for General
                 Electric Capital Corp., 5.49%
                 dated 03/30/07, to be
                 repurchased at $1,575,721 on
                 04/02/07                                  (1,575,000)
 (4,750,000)   With Credit Suisse for General
                 Electric Capital Corp., 5.49%
                 dated 03/30/07, to be
                 repurchased at $4,752,173 on
                 04/02/07                                  (4,750,000)

                                                             MARKET
  PRINCIPAL                                                   VALUE
 ----------                                                  --------

REVERSE REPURCHASE AGREEMENTS (CONTINUED)

$(9,400,000)   With Credit Suisse for General
                 Electric Capital Corp., 5.49%
                 dated 03/30/07, to be
                 repurchased at $9,404,301 on
                 04/02/07                              $   (9,400,000)
   (938,750)   With Credit Suisse for Gillette
                 Co., 5.49% dated 03/30/07, to be
                 repurchased at $939,179 on
                 04/02/07                                    (938,750)
 (4,800,000)   With Credit Suisse for Goldman
                 Sachs Group, Inc., 5.49% dated
                 03/30/07, to be repurchased at
                 $4,802,196 on 04/02/07                    (4,800,000)
 (5,092,500)   With Credit Suisse for Home Depot
                 Inc., 5.49% dated 03/30/07, to
                 be repurchased at $5,094,830 on
                 04/02/07                                  (5,092,500)
 (3,855,000)   With Credit Suisse for HSBC Bank
                 (USA) NY, 5.49% dated 03/30/07,
                 to be repurchased at $3,856,764
                 on 04/02/07                               (3,855,000)
 (2,850,000)   With Credit Suisse for HSBC
                 Finance Corp., 5.49% dated
                 03/30/07, to be repurchased at
                 $2,851,304 on 04/02/07                    (2,850,000)
 (3,800,000)   With Credit Suisse for Jackson
                 National Life Fund, 5.49% dated
                 03/30/07, to be repurchased at
                 $3,801,739 on 04/02/07                    (3,800,000)
 (5,700,000)   With Credit Suisse for JPMorgan
                 Chase & Co., 5.49% dated
                 03/30/07, to be repurchased at
                 $5,702,608 on 04/02/07                    (5,700,000)
 (1,187,500)   With Credit Suisse for MassMutual
                 Global Funding II, 5.49% dated
                 03/30/07, to be repurchased at
                 $1,188,043 on 04/02/07                    (1,187,500)
 (2,850,000)   With Credit Suisse for MBIA
                 Global  Funding, LLC, 5.49%
                 dated 03/30/07, to be
                 repurchased at $2,851,304 on
                 04/02/07                                  (2,850,000)
 (4,750,000)   With Credit Suisse for Merrill
                 Lynch & Co., Inc., 5.49% dated
                 03/30/07, to be repurchased at
                 $4,752,173 on 04/02/07                    (4,750,000)
 (2,880,000)   With Credit Suisse for Morgan
                 Stanley, 5.49% dated 03/30/07,
                 to be repurchased at $2,881,318
                 on 04/02/07                               (2,880,000)
 (3,800,000)   With Credit Suisse for Morgan
                 Stanley, 5.49% dated 03/30/07,
                 to be repurchased at $3,801,739
                 on 04/02/07                               (3,800,000)
   (950,000)   With Credit Suisse for Morgan
                 Stanley, 5.49% dated 03/30/07,
                 to be repurchased at $950,435 on
                 04/02/07                                    (950,000)
 (1,187,500)   With Credit Suisse for National City
                 Bank, 5.49% dated 03/30/07, to be
                 repurchased at $1,188,043 on 04/02/07     (1,187,500)
 (4,850,000)   With Credit Suisse for National City
                 Bank, 5.49% dated 03/30/07, to be
                 repurchased at $4,852,219 on 04/02/07     (4,850,000)
 (1,366,625)   With Credit Suisse for Nationwide
                 Life Global Funding I, 5.49%
                 dated 03/30/07, to be
                 repurchased at $1,367,250 on
                 04/02/07                                  (1,366,625)
 (3,800,000)   With Credit Suisse for Nationwide Life
                 Global Funding, 5.49% dated 03/30/07,
                 to be repurchased at $3,801,739
                 on 04/02/07                               (3,800,000)
 (4,011,000)   With Credit Suisse for Proctor &
                 Gamble Co., 5.49% dated
                 03/30/07, to be repurchased at
                 $4,012,835 on 04/02/07                    (4,011,000)
 (4,700,000)   With Credit Suisse for SLM Corp.,
                 5.49% dated 03/30/07, to be
                 repurchased at $4,702,150 on
                 04/02/07                                  (4,700,000)
 (4,850,000)   With Credit Suisse for Wal-Mart
                 Stores, Inc., 5.49% dated
                 03/03/07, to be repurchased at
                 $4,852,219 on 04/02/07                    (4,850,000)

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 3

EIP GROWTH AND INCOME FUND                                        MARCH 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------


                                                               MARKET
  PRINCIPAL                                                     VALUE
 ----------                                                   --------

REVERSE REPURCHASE AGREEMENTS (CONTINUED)

$  (950,000)   With Credit Suisse for Wal-Mart
                 Stores, Inc., 5.49% dated
                 03/30/07, to be repurchased at
                 $950,435 on 04/02/07                  $     (950,000)
 (2,298,000)   With Credit Suisse for Wells Fargo & Co.,
                 5.49% dated 03/03/07, to be repurchased
                 at $2,299,051 on 04/02/07                 (2,298,000)
                                                       --------------

               TOTAL REVERSE REPURCHASE AGREEMENTS
                (Cost $(127,647,763))                    (127,647,763)
                                                       --------------

TOTAL INVESTMENTS AND REVERSE REPURCHASE
   AGREEMENTS - 97.64%+
  (Cost $146,373,193)*                                    160,672,494
                                                       --------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.36%+              3,877,145
                                                       --------------
NET ASSETS - 100.00%+                                  $  164,549,639
                                                       ==============

--------------------------------------------------
+ Percentages are calculated based on total net assets, inclusive of reverse repurchase agreements.
*         Aggregate cost for federal tax purposes is $146,373,193.

(a) All Corporate Notes and Bonds are segregated as collateral for Reverse Repurchase Agreements as of March 31, 2007.
(b) Floating rate note. The interest rate shown reflects the rate in effect at March 31, 2007.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At March 31, 2007, total securities amounted to $23,710,434 or 14.41% of net assets.
(d)       Non-income producing security.
(e)       Closed - End Fund

EIS       Enhanced Income Security
NY        New York
MTN       Medium Term Note


The amount of $751,849 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of March 31, 2007:
   SHORT FUTURES      NUMBER OF   NOTIONAL        UNREALIZED
    OUTSTANDING       CONTRACTS     AMOUNT       DEPRECIATION
--------------------------------------------------------------
Canadian Dollar (06/07)  190       $190,000       ($238,450)
                                  ============================


The amount of $1,829,806 in cash was segregated with custodian to cover the following total return swaps outstanding as of March 31, 2007:
                                                        UNREALIZED
                           EXPIRATION     NOTIONAL     APPRECIATION/
   REFERENCE ENTITY           DATE         AMOUNT      (DEPRECIATION)
---------------------------------------------------------------------
Inter Pipeline Fund         09/13/11      $100,000        $14,804
Oil Service Holders Trust   10/17/11        21,000       (171,464)
                                      -----------------------------
                                          $121,000      $(156,660)
                                      =============================


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 4

EIP Growth and Income Fund
Notes to Schedule of Investments (unaudited)                      March 31, 2007

(1) SECURITY VALUATION: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the NASDAQ Global Market are valued, except as indicated below, at the last sale price or the NASDAQ official closing price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at either the last quoted bid price or the mean between the most recent bid and asked priced on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services.

Equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ Global Market, are valued at the closing bid prices or at the mean between the closing bid price and the closing asked price by a third party. Fixed income securities will be valued by the Fund using an independent pricing service. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined in good faith under procedures adopted by the Board of Trustees (the "Board").

The use of fair value pricing by the Fund indicates that a market price is generally unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Board (or a person or committee acting at the Board's direction) will estimate the value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

(2) MLP COMMON UNITS: Master Limited Partnership ("MLP") common units represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or over-the-counter with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

(3) REVERSE REPURCHASE AGREEMENTS: The Fund currently incurs leverage through the use of reverse repurchase agreements and through the use of derivatives contracts. In a reverse repurchase agreement, the Fund sells securities to a bank, securities dealer or one of their respective affiliates and agrees to repurchase such securities on demand or on a specified future date and at a specified price. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase such securities. If the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or a trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending that decision. The Fund will segregate assets in an amount at least equal in amount to its obligations, marked to market daily, under any reverse repurchase agreement or take other permissible actions to cover its obligations. The use of leverage involves risks of increased volatility of the Fund's investment portfolio.

   Maximum amount outstanding during the period               $  127,647,763
   Average amount outstanding during the period*              $  114,109,184
   Average monthly shares outstanding during the period       $   14,244,804
   Average debt per share outstanding during the period       $         8.02

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the three months ended March 31, 2007.

Interest rates ranged from 5.37% to 5.61% during the three months ended March 31, 2007, on borrowings by the Fund under reverse repurchased agreements, which had interest expense that aggregated $1,522,350.

EIP Growth and Income Fund
Notes to Schedule of Investments (unaudited) (continued)          March 31, 2007



(4) As of March 31, 2007, the aggregate gross unrealized appreciation and depreciation for all securities in which there was an excess of value over tax cost was $16,525,177 and $2,225,876, respectively.

(5) For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EIP Investment Trust's (the "Registrant") principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission's rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EIP INVESTMENT TRUST

By (Signature and Title)*  /S/ JAMES MURCHIE
                         -------------------------------------------------------
                           James Murchie, President
                           (principal executive officer)

Date     MAY 14, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES MURCHIE
                         -------------------------------------------------------
                          James Murchie, President
                          (principal executive officer)

Date     MAY 14, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ LINDA LONGVILLE
                         -------------------------------------------------------
                         Linda Longville, Treasurer and Principal Finanical and Accounting Officer
                         (principal financial officer)

Date     MAY 14, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.